Condensed Financial Information (Parent Company Only) - Consolidated Balance Sheet (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash and due from banks	$ 25,413	$ 36,276		$ 31,193
Other assets	11,086	11,206		7,431
Total assets	1,544,857	1,585,727		1,174,515
LIABILITIES AND STOCKHOLDERS' EQUITY
Liabilities	1,386,669	1,418,494		1,056,786
Stockholders' equity	158,188	167,233	$ 121,748	117,729	$ 139,873	$ 138,169
Total liabilities and stockholders' equity	$ 1,544,857	1,585,727		1,174,515
Equity Bancshares, Inc. [Member]
ASSETS
Cash and due from banks		43,912		6,649
Investment in Equity Bank		150,152		134,096
Other assets		1,678		774
Total assets		195,742		141,519
LIABILITIES AND STOCKHOLDERS' EQUITY
Liabilities		28,509		23,790
Stockholders' equity		167,233		117,729
Total liabilities and stockholders' equity		$ 195,742		$ 141,519